Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 31, 2011
SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT UNCONSTRAINED BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to maximize total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's annual turnover rate may exceed 100% and may vary greatly from year to year. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on the estimated amounts for the initial fiscal year and include short sale dividend and interest expenses, which are estimated to be less than 0.01% of the average net assets of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first year in the example reflects the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing at least 80% of its assets in fixed income obligations of varying maturities, including bonds of varying maturity, mortgage- and asset-backed securities, and derivatives such as options, futures contracts, currency forwards or swap agreements that provide exposure to fixed income obligations. The fixed income obligations in which the Fund may invest include bonds, debt securities and other similar instruments issued by various
U.S. and non-U.S. public- or private-sector entities. The Fund may invest in both investment-grade securities and non-investment grade securities, also known as high yield securities or "junk" bonds. The Fund may invest without limitation in non-investment grade securities. Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &
Poor's ("S&P"). The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Advisor attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the Fund's portfolio from the best available values.
The Advisor constantly monitors the expected returns of the securities in the
Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the
Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may invest without limitation in derivative instruments, such as options, futures contracts, currency forwards or swap agreements subject to applicable law and any other restrictions described in the Fund's Prospectus or
Statement of Additional Information ("SAI"). These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The
Fund may without limitation seek to obtain market exposure to the securities in which it primarily invests by entering into buybacks or dollar rolls.

The Fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment. The Fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline, sometimes rapidly or unpredictably, due to factors affecting securities markets generally, particular geographic regions or particular industries. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories. Periods of economic uncertainty generally result in increased volatility in the market prices of these securities.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

International Investing Risks: International investing poses additional risks.
If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the
United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company's shareholders, including the Fund, and in turn, to the
Fund's shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: When the Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Derivative Risks: Derivatives, such as options, futures contracts, currency forwards or swap agreements, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, credit risks and management risks. Derivatives also involve an increased risk of mispricing or improper valuation and may result in a loss of value to the Fund. The derivatives market may be subject to additional regulations in the future.

Leverage Risks Associated with Financial Instruments: The use of financial instruments to increase potential returns, including the use of buybacks; dollar rolls; when-issued, delayed delivery or forward commitment transactions; and
derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Short Sale Risks: There is risk involved in entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information presented for the Fund because the Fund recently commenced investment operations.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund recently commenced investment operations.
SCOUT UNCONSTRAINED BOND FUND (Prospectus Summary) | SCOUT UNCONSTRAINED BOND FUND | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
SCOUT UNCONSTRAINED BOND FUND | SCOUT UNCONSTRAINED BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.45%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Less Advisor's Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(1.06%)	[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	rr_NetExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	540

[1]	"Other Expenses" are based on the estimated amounts for the initial fiscal year and include short sale dividend and interest expenses, which are estimated to be less than 0.01% of the average net assets of the Fund.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2012 in order to limit the Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) to no more than 0.99%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three fiscal years. This expense limitation agreement may not be terminated prior to October 31, 2012 unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.